Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Deferred income tax assets	$ 259
Deferred income tax liabilities	(659)	(957)
Net deferred income tax liabilities	$ (400)	$ (957)